Benefits offered to employees (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Short-term benefits	R$ 625	R$ 611
Health Care Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	301	272
Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	114	118
Transport Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	92	91
Meals Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	66	70
Life Insurance Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	12	12
Training Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	19	22
Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Short-term benefits	R$ 21	R$ 26